Relevant events of the year (Details Narrative) $ / shares in Units, $ in Millions				1 Months Ended
	Jan. 08, 2025 USD ($)	Nov. 08, 2024 $ / shares	Sep. 12, 2024	Mar. 31, 2025 ARS ($)	Oct. 28, 2024 ARS ($) $ / shares	Oct. 28, 2024 USD ($)	Oct. 22, 2024 ARS ($)	Jun. 30, 2025 ARS ($) $ / shares shares	Jun. 30, 2025 USD ($) shares	Jul. 11, 2024 ARS ($) $ / shares	Jun. 30, 2024 ARS ($)
Statement [Line Items]
Common stock per shares | $ / shares								$ 1
Receive common shares from IRSA | shares								17,718,953	17,718,953
Payable in cash								$ 48,060			$ 29,423
Banco Hipotecario S.A [Member]
Statement [Line Items]
Distribution Of Dividend				$ 64,893
Shares Buyback Program New program IRSA [Member]
Statement [Line Items]
Common stock per shares | $ / shares								$ 10
Receive common shares from IRSA | shares								21,061,631	21,061,631
Description of share buyback program			the share buyback program, having acquired 11,541,885 common shares, representing approximately 99.93% of the approved program and 1.56% of the capital stock of IRSA
Share Capital										$ 15,000
Per share | $ / shares										$ 1,550
General Ordinary and Extraordinary Shareholders' Meeting [Member]
Statement [Line Items]
Payable in cash							$ 33,111
Distribution Of Dividend							$ 155
Warrants exercise
Statement [Line Items]
Converted warrants | shares								12,703,820	12,703,820
Common stock per shares Receive common shares from IRSA									$ 7,200,000
General Ordinary and Extraordinary Shareholders' Meeting One [Member]
Statement [Line Items]
Converted warrants | shares								14,704,110	14,704,110
Common stock per shares Receive common shares from IRSA									$ 6,300,000
Integration of the Legal Reserve						$ 1,314,600
Partial capitalization of the Issue Premium account description					it was approved to distribute the amount of 25,700,000 treasury shares in the portfolio of nominal value ARS 10, derived from the share repurchase programs, to the shareholders in proportion to their shareholdings, and the request for the issuance and public offer of complementary common shares to those authorized by the CNV on February 8, 2021, within the agreement of the share capital increase by subscription of shares approved by the Shareholders´ Meeting held on October 30, 2019 and the Board of Directors on January 20, 2021 for a total of 80,000,000 common shares of par value ARS 1 (currently par value ARS 10) and with the right to one vote per share and 80,000,000 options with the right to receive common shares	it was approved to distribute the amount of 25,700,000 treasury shares in the portfolio of nominal value ARS 10, derived from the share repurchase programs, to the shareholders in proportion to their shareholdings, and the request for the issuance and public offer of complementary common shares to those authorized by the CNV on February 8, 2021, within the agreement of the share capital increase by subscription of shares approved by the Shareholders´ Meeting held on October 30, 2019 and the Board of Directors on January 20, 2021 for a total of 80,000,000 common shares of par value ARS 1 (currently par value ARS 10) and with the right to one vote per share and 80,000,000 options with the right to receive common shares
Distribution Of Dividend					$ 90,000
Exercise price share pre dividend price | $ / shares		$ 0.3307			$ 0.4303
Exercise price share post dividend price | $ / shares		$ 0.2917			$ 0.4019
Share to be issued per warrant description		Pre-dividend ratio: 1.3070 (nominal value ARS 10). Post-dividend ratio: 1.4818 (nominal value ARS 10)
FYO - PaymentOfDividends [Member]
Statement [Line Items]
Distribution Of Dividend	$ 3,200,000